Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Data
Provided below are selected unaudited quarterly financial data for 2014 and 2013.
The earnings per share information is calculated independently for each quarter based on the weighted average number of common stock and common stock equivalents outstanding, which may fluctuate, based on quarterly income levels and market prices. Therefore, the sum of the quarters’ per share information may not equal the annual amount presented on the Consolidated Statements of Operations.

	2014
	First	Second	Third	Fourth
Net revenues	$1,862	$2,194	$2,542	$1,887
Net income	4	26	192	23

Per share information:
Basic
Net income	$0.03	$0.25	$1.84	$0.22
Weighted average shares	106.6	105.1	103.9	106.2

Diluted
Net income	$0.03	$0.24	$1.74	$0.21
Weighted average shares	108.6	111.0	109.9	108.3

	2013
	First	Second	Third	Fourth
Net revenues	$1,691	$2,002	$2,395	$1,849
Net income (loss)	(46)	(28)	118	(28)

Per share information:
Basic
Net income (loss)	$(0.43)	$(0.26)	$1.09	$(0.26)
Weighted average shares	107.7	108.4	108.3	107.1

Diluted
Net income (loss)	$(0.43)	$(0.26)	$1.02	$(0.26)
Weighted average shares	107.7	108.4	116.2	107.1